Taxes - Reconciliation of Swedish Income Tax Rate with Effective Tax Rate (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Calculated tax expense at Swedish tax rate of 20.6%	kr (533)	kr 4,804	kr (5,070)
Effect of foreign tax rates	430	(884)	(605)
Current income taxes related to prior years	(162)	118	253
Remeasurement of tax loss carry-forwards	(973)	(28)	(49)
Remeasurement of deductible temporary differences	308	394	15
Withholding tax expense	(780)	(217)	0
Recognition of previously expensed withholding tax	0	0	411
Tax effect of non-deductible expenses	(1,045)	(7,311)	(760)
Tax effect of non-taxable income	655	335	327
Tax effect of changes in tax rates	(62)	4	(19)
Pillar Two tax expense	(53)
Income tax expense	kr (2,215)	kr (2,785)	kr (5,497)
Effective tax rate	85.60%	(11.90%)	22.30%